Taxes and Other Receivables (Details Textual) (IRAP)	6 Months Ended	7 Months Ended		12 Months Ended		0 Months Ended
	Jun. 30, 2014 USD ($)	Nov. 30, 2012 USD ($)	Nov. 30, 2012 CAD	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 15, 2017 Subsequent Event [Member] USD ($)	Jun. 15, 2017 Subsequent Event [Member] CAD
Schedule of Taxes and Other Receivables [Line Items]
Maximum amount of reimbursement for research and development costs		$ 48,245	48,000			$ 182,093	194,398
Aggregate total amount of reimbursement	562				40,542
Reimbursement received					6,374
Reimbursement receivable					34,168
Amount lapsed under grant	$ 7,703